UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

8020 Excelsior Drive, Suite 402

Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb

8020 Excelsior Drive, Suite 402

Madison, WI 53717
(Name and address of agent for service)

608-960-4616

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 68.30%

Administrative and Support Services - 6.66%
Alliance Data Systems Corporation (a)	2,400	$470,208
The Priceline Group, Inc. (a)	600	749,046
Synchrony Financial (a)	38,000	960,640
		2,179,894

Beverage and Tobacco Product Manufacturing - 6.86%
Brown-Forman Corporation	5,000	498,800
Constellation Brands, Inc. - Class A	8,000	1,323,200
PepsiCo, Inc.	4,000	423,760
		2,245,760

Broadcasting (except Internet) - 1.49%
The Walt Disney Company	5,000	489,100

Chemical Manufacturing - 9.06%
Allergan PLC (a) (b)	4,400	1,016,796
Church & Dwight Company, Inc.	6,000	617,340
Johnson & Johnson	6,500	788,450
Portola Pharmaceuticals, Inc. (a)	23,000	542,800
		2,965,386

Computer and Electronic Product Manufacturing - 8.07%
Apple, Inc.	6,000	573,600
Medtronic PLC (b)	5,000	433,850
Microchip Technology, Inc.	7,500	380,700
NVIDIA Corporation	10,000	470,100
NXP Semiconductors NV (a) (b)	10,000	783,400
		2,641,650

Credit Intermediation and Related Activities - 7.13%
Discover Financial Services	15,000	803,850
Visa, Inc. - Class A	13,000	964,210
Wells Fargo & Company	12,000	567,960
		2,336,020

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2016 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Data Processing, Hosting, and Related Services - 2.49%
Fiserv, Inc. (a)	7,500	$815,475

Food Manufacturing - 1.90%
The Hain Celestial Group, Inc. (a)	12,500	621,875

General Merchandise Stores - 1.44%
Costco Wholesale Corporation	3,000	471,120

Health and Personal Care Stores - 1.71%
McKesson Corporation	3,000	559,950

Machinery Manufacturing - 1.68%
General Electric Company	17,500	550,900

Miscellaneous Manufacturing - 4.48%
ABIOMED, Inc. (a)	4,000	437,160
Intuitive Surgical, Inc. (a)	650	429,917
Stryker Corporation	5,000	599,150
		1,466,227

Other Information Services - 2.45%
Alphabet, Inc. - Class A (a)	600	422,118
Alphabet, Inc. - Class C (a)	551	381,347
		803,465

Pipeline Transportation - 1.55%
Enbridge, Inc. (b)	12,000	508,320

Professional, Scientific, and Technical Services - 6.64%
Exact Sciences Corporation (a)	37,500	459,375
Jack Henry & Associates, Inc.	7,000	610,890
MasterCard, Inc. - Class A	6,500	572,390
WEX, Inc. (a)	6,000	532,020
		2,174,675

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2016 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Publishing Industries (Except Internet) - 2.91%
ANSYS, Inc. (a)	5,000	$453,750
Tyler Technologies, Inc. (a)	3,000	500,130
		953,880

Transportation Equipment Manufacturing - 1.78%
Honeywell International, Inc.	5,000	581,600

TOTAL COMMON STOCKS
(Cost $17,464,076)		22,365,297

	Principal
	Amount
TRUST PREFERRED SECURITIES - 1.60%

Credit Intermediation and Related Activities - 1.60%
Wells Fargo & Company	$500,000	523,750

TOTAL TRUST PREFERRED SECURITIES
(Cost $569,287)		523,750

CORPORATE BONDS - 27.54%

Administrative and Support Services - 2.37%
The Dun & Bradstreet Corporation
4.375%, 12/01/2022	500,000	512,776
Lender Processing Services, Inc.
5.750%, 04/15/2023	250,000	263,125
		775,901
Broadcasting (except Internet) - 1.62%
Time Warner Cable, Inc.
4.000%, 09/01/2021	500,000	532,078

Chemical Manufacturing - 1.50%
Zoetis, Inc.
3.450%, 11/13/2020	475,000	490,864

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2016 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Computer and Electronic Product Manufacturing - 3.19%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	$500,000	$553,768
Motorola Solutions, Inc.
4.000%, 09/01/2024	500,000	489,878
		1,043,646

Electronics and Appliance Stores - 1.57%
Ingram Micro, Inc.
5.250%, 09/01/2017	500,000	514,019

Food Manufacturing - 1.68%
Corn Products International, Inc.
4.625%, 11/01/2020	500,000	549,076

Health and Personal Care Stores - 0.95%
CVS Pass-Through Trust
6.943%, 01/10/2030	257,262	309,767

Machinery Manufacturing - 1.58%
KLA-Tencor Corporation
3.375%, 11/01/2019	500,000	517,455

Merchant Wholesalers, Nondurable Goods - 1.58%
Actavis Funding SCS (b)
3.000%, 03/12/2020	500,000	516,104

Other Information Services - 1.55%
Verisign, Inc.
4.625%, 05/01/2023	500,000	508,750

Pipeline Transportation - 1.03%
Copano Energy, LLC
7.125%, 04/01/2021	325,000	336,646

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2016 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Publishing Industries (Except Internet) - 3.15%
CA, Inc.
2.875%, 08/15/2018	$500,000	$510,241
Symantec Corporation
4.200%, 09/15/2020	500,000	521,708
		1,031,949

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 5.77%
Citigroup, Inc.
1.988%, 04/25/2024 (c)	500,000	496,691
The Goldman Sachs Group, Inc.
3.000%, 10/30/2027 (c)	500,000	491,352
Morgan Stanley
2.953%, 12/01/2017 (c)	400,000	402,020
Wells Fargo & Company
2.500%, 11/20/2025 (c)	500,000	500,611
		1,890,674

TOTAL CORPORATE BONDS
(Cost $8,835,209)		9,016,929

U.S. TREASURY - 1.54%

Treasury Notes - 1.54%
U.S. Treasury Note
1.000%, 12/31/2017	500,000	503,144

TOTAL U.S. TREASURY
(Cost $499,453)		503,144

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2016 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.90%

Money Market Funds - 0.90%
Fidelity® Investments Money Market Funds
Government Portfolio Class 0.251% (c)	295,294	$295,294

TOTAL SHORT-TERM INVESTMENTS
(Cost $295,294)		295,294

Total Investments
(Cost $27,663,319) - 99.88%		32,704,414

Other Assets in Excess of Liabilities - 0.12%		40,710

TOTAL NET ASSETS - 100.00%		$32,745,124

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: Canada 1.55%, Ireland 4.43%, Luxembourg 1.58%, Netherlands 2.39%.
(c)	Variable rate security. The rate listed is as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows**:

Cost of investments	$27,663,319
Gross unrealized appreciation	5,906,475
Gross unrealized depreciation	(865,380)
Net unrealized appreciation	$5,041,095

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.79%

Administrative and Support Services - 11.50%
Alliance Data Systems Corporation (a)	3,300	$646,536
The Priceline Group, Inc. (a)	700	873,887
Synchrony Financial (a)	38,000	960,640
		2,481,063

Beverage and Tobacco Product Manufacturing - 10.20%
Brown-Forman Corporation - Class B	5,000	498,800
Constellation Brands, Inc. - Class A	10,300	1,703,620
		2,202,420

Broadcasting (except Internet) - 2.04%
The Walt Disney Company	4,500	440,190

Chemical Manufacturing - 16.73%
Alder BioPharmaceuticals, Inc. (a)	8,000	199,760
Allergan PLC (a) (b)	4,400	1,016,796
Church & Dwight Company, Inc.	7,000	720,230
Johnson & Johnson	6,500	788,450
Portola Pharmaceuticals, Inc. (a)	29,000	684,400
Radius Health, Inc. (a)	5,500	202,125
		3,611,761

Computer and Electronic Product Manufacturing - 8.98%
Apple, Inc.	5,600	535,360
NVIDIA Corporation	11,500	540,615
NXP Semiconductors NV (a) (b)	11,000	861,740
		1,937,715

Credit Intermediation and Related Activities - 12.46%
Discover Financial Services	15,000	803,850
FleetCor Technologies, Inc. (a)	3,200	458,016
Visa, Inc. - Class A	13,500	1,001,295
Wells Fargo & Company	9,000	425,970
		2,689,131

Data Processing, Hosting, and Related Services - 4.53%
Fiserv, Inc. (a)	9,000	978,570

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

June 30, 2016 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Food Manufacturing - 3.46%
The Hain Celestial Group, Inc. (a)	15,000	$746,250

Miscellaneous Manufacturing - 4.42%
ABIOMED, Inc. (a)	4,500	491,805
Intuitive Surgical, Inc. (a)	700	462,987
		954,792

Other Information Services - 3.24%
Alphabet, Inc. - Class A (a)	700	492,471
Alphabet, Inc. - Class C (a)	300	207,630
		700,101

Professional, Scientific, and Technical Services - 12.26%
Exact Sciences Corporation (a)	40,000	490,000
Jack Henry & Associates, Inc.	8,500	741,795
MasterCard, Inc. - Class A	8,000	704,480
WEX, Inc. (a)	8,000	709,360
		2,645,635

Publishing Industries (Except Internet) - 6.74%
ANSYS, Inc. (a)	8,000	726,000
Dassault Systèmes SE - ADR	3,000	227,850
Tyler Technologies, Inc. (a)	3,000	500,130
		1,453,980

Transportation Equipment Manufacturing - 3.23%
Honeywell International, Inc.	6,000	697,920

TOTAL COMMON STOCKS
(Cost $16,984,356)		21,539,528

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

June 30, 2016 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.36%

Money Market Funds - 0.36%
Fidelity® Investments Money Market Funds
Government Portfolio Class 0.251% (c)	78,213	$78,213

TOTAL SHORT-TERM INVESTMENTS
(Cost $78,213)		78,213

Total Investments
(Cost $17,062,569) - 100.15%		21,617,741

Liabilities in Excess of Other Assets - (0.15)%		(32,594)

TOTAL NET ASSETS - 100.00%		$21,585,147

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a) Non-income producing security.

(b) Foreign-issued security. Total foreign concentration was as follows: Ireland 4.71%, Netherlands 3.99%.

(c) Variable rate security. The rate listed is as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows**:

Cost of investments	$17,062,569
Gross unrealized appreciation	5,531,379
Gross unrealized depreciation	(976,207)
Net unrealized appreciation	$4,555,172

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

For the previous fiscal year's federal tax information, please refer to the Notes to Financial

Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

June 30, 2016 (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, trust preferred securities, and U.S. Treasury notes and bonds, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities, trust preferred securities, and U.S. Treasury notes and bonds will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

June 30, 2016 (Unaudited) (Continued)

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of June 30, 2016, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stock*	$22,365,297			$22,365,297
Trust Preferred Securities*		$523,750		523,750
Corporate Bonds*		9,016,929		9,016,929
U.S. Treasury*		503,144		503,144
Money Market Funds	295,294			295,294
Total	$22,660,591	$10,043,823	$-	$32,704,414

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stock*	$21,539,528			$21,539,528
Money Market Funds	78,213			78,213
Total	$21,617,741	$-	$-	$21,617,741

* For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ending June 30, 2016, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wisconsin Capital Funds, Inc.

By (Signature and Title)*                  /s/ Thomas G. Plumb

Thomas G. Plumb, President

(Principal Executive Officer)

Date  8/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Thomas G. Plumb

Thomas G. Plumb, President

(Principal Executive Officer)

Date  8/23/2016

By (Signature and Title)*                   /s/ Nathan M. Plumb

Nathan M. Plumb, Chief Financial Officer

(Principal Accounting Officer)

Date  8/23/2016

* Print the name and title of each signing officer under his or her signature.